Note 14 - Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of fair value of financial instruments [text block]
	December 31, 2018	December 31, 2017
First Mining Gold Corp. (TSX: FF)	$2,753	$7,576
Sprott Physical Silver Trust (NYSE: PSLV)	2,236	2,536
FVTPL marketable securities	$4,989	$10,112
FVTOCI marketable securities	1,431	1,214
Total marketable securities	$6,420	$11,326
Silver future derivatives	2,038	—
Total other financial assets	$8,458	$11,326